Subsequent events (Details) - EUR (€) € in Thousands	1 Months Ended
	May 31, 2024	Apr. 30, 2024
Legal proceedings provision
Disclosure of detailed information about business combination
Increase in existing provisions, other provisions	€ 17,000
2020 GSK AGREEMENT | Significant commitments or contingent liabilities
Disclosure of detailed information about business combination
Development milestone payments		€ 50,000